EARNINGS PER SHARE (Schedule of Earnings per Share) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Earnings per Share [abstract]
Net (loss) income attributable to Fortuna shareholders	$ (128,132)	$ 57,877
Add: finance costs on convertible debt, net of $nil tax		$ 3,779
Weighted average number of shares ('000's)	291,281	237,998
(Loss) earnings per share - basic	$ (0.44)	$ 0.24
Diluted net (loss) income for the period	$ (128,132)	$ 61,656
Incremental shares from dilutive potential shares		11,445
Weighted average diluted number of shares (000's)	291,281	249,443
(Loss) earnings per share - diluted	$ (0.44)	$ 0.23